EQUITY - Earnings per Common Share (Details) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings per share [line items]
Net (loss) / income attributable to equity holders of the parent	$ (733)	$ (2,454)	$ 5,149
Weighted average common shares outstanding (in millions) for the purposes of basic earnings per share (in shares)	1,140	1,013	1,015
Incremental shares from assumed conversion of restricted share units and performance share units (in millions) (in shares)	0	0	6
Weighted average common shares outstanding (in millions) for the purposes of diluted earnings per share (in shares)	1,140	1,013	1,021
Share Unit Awards
Earnings per share [line items]
Potential common shares excluded from computation of earnings per share (in shares)	9	7
Employee Stock Option
Earnings per share [line items]
Potential common shares excluded from computation of earnings per share (in shares)		1	2